Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of revenue from contract with customers

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Goods sold	652,187	273,938	415,976

Total revenue from contracts with customers	652,187	273,938	415,976

Recognized at a point in time	652,187	273,938	415,976

Schedule of revenue through different channels

Type of products	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Revenues from crude oil sales	593,060	236,596	338,272
Revenues from natural gas sales	54,301	33,575	71,524
Revenues from LPG sales	4,826	3,767	6,180

Total revenue from contracts with customers	652,187	273,938	415,976

Distribution channels	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Refineries	410,904	141,672	338,272
Exports from crude oil	182,156	94,924	—
Natural gas for electric power generation	18,461	2,275	5,793
Retail natural gas distribution companies	18,351	13,809	26,452
Industries (1)	17,489	17,491	39,279
LPG sales	4,826	3,767	6,180

Total revenue from contracts with customers	652,187	273,938	415,976